UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31
Date of reporting period:	January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock MUTUAL FUNDS

John Hancock Health Sciences Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2007

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Common stocks 81.51%		$230,790,108

(Cost $190,260,600)

Agricultural Products 1.36%		3,847,500

Bunge Ltd. (Bermuda)	50,000	3,847,500

Biotechnology 14.53%		41,137,112

Acorda Therapeutics, Inc. (I)(V)	277,942	4,805,617
Advanced Magnetics, Inc. (I)	30,000	1,827,900
AEterna Zentaris, Inc. (Canada) (I)	56,309	228,615
Alexion Pharmaceuticals, Inc. (I)	19,000	789,830
Altus Pharmaceuticals, Inc. (I)	100,000	1,822,000
Amgen, Inc. (I)	59,550	4,190,533
BioSphere Medical, Inc. (I)	178,600	1,212,694
Celgene Corp. (I)(L)	45,000	2,415,600
Exelixis, Inc. (I)	123,200	1,207,360
Gilead Sciences, Inc. (I)(V)	67,000	4,309,440
Iomai Corp. (I)	93,530	577,080
Isis Pharmaceuticals, Inc. (I)(L)	133,000	1,381,870
Medarex, Inc. (I)(L)	275,700	3,713,679
Onyx Pharmaceuticals, Inc. (I)(L)	28,000	331,800
OSI Pharmaceuticals, Inc. (I)(V)	60,000	2,041,200
Panacos Pharmaceuticals, Inc. (I)	60,750	237,533
Regeneration Technologies, Inc. (I)	355,000	2,041,250
Theratechnologies, Inc. (Canada) (I)	609,000	4,571,111
Theravance, Inc. (I)	100,000	3,432,000

Construction & Farm Machinery 1.17%		3,318,255

Force Protection, Inc. (I)(L)	184,450	3,318,255

Diversified Chemicals 3.63%		10,282,936

Bayer AG (Germany) (C)	175,500	10,282,936

Health Care Distributors 1.55%		4,396,469

Animal Health International, Inc. (I)	37,620	468,369
Cardinal Health, Inc.	55,000	3,928,100

Health Care Equipment 11.98%		33,905,969

ABIOMED, Inc. (I)(L)	120,000	1,765,200
ArthroCare Corp. (I)(L)	50,000	1,845,000
Baxter International, Inc.	86,000	4,270,760
Biomet, Inc.	59,050	2,501,358
Cardica, Inc. (I)	125,000	626,250
Electro-Optical Sciences, Inc. (I)	250,000	1,400,000
Electro-Optical Sciences, Inc. (I)(K)	43,860	208,774
Hospira, Inc. (I)	100,000	3,678,000
Micrus Endvascular Corp. (I)	40,000	950,000

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Northstar Neuroscience, Inc. (I)	124,190	1,646,759
NMT Medical, Inc. (I)	130,000	1,740,700
SonoSite, Inc. (I)(L)	85,000	2,762,500
Stereotaxis, Inc. (I)(L)	305,600	3,141,568
Thoratec Corp. (I)	166,000	2,989,660
Zimmer Holdings, Inc. (I)	52,000	4,379,440

Health Care Facilities 1.43%		4,050,458

DaVita, Inc. (I)	50,000	2,730,000
Sun Healthcare Group, Inc. (I)	107,180	1,320,458

Health Care Services 11.49%		32,530,219

Aveta, Inc. (I)(S)	752,790	12,797,430
Medco Health Solutions, Inc. (I)	91,160	5,397,584
Nektar Therapeutics (I)(L)	400,000	5,080,000
Omnicare, Inc.	75,000	3,014,250
OXiGENE, Inc. (I)	200,000	864,000
Santarus, Inc. (I)(L)	439,350	3,057,876
Systems Xcellence, Inc. (Canada) (I)	110,170	2,319,079

Health Care Supplies 4.97%		14,070,233

Bioenvision, Inc. (I)(L)	185,000	906,500
Healthcare Acquisition Corp. (I)	150,000	1,104,000
Inverness Medical Innovations, Inc. (I)	20,500	845,010
Inverness Medical Innovations, Inc. (I)(K)	152,000	6,265,440
LifeCell Corp. (I)	62,000	1,482,420
Minrad International, Inc. (I)	81,810	463,863
PolyMedia Corp. (L)	75,000	3,003,000

Life Sciences Tools & Services 1.05%		2,968,000

Enzo Biochem, Inc. (I)(L)	200,000	2,968,000

Managed Health Care 0.86%		2,445,280

Aetna, Inc.	58,000	2,445,280

Pharmaceuticals 27.49%		77,837,677

Anesiva, Inc. (I)	450,000	3,636,000
Astellas Pharma, Inc. (Japan)	60,150	2,551,004
AstraZeneca Plc (United Kingdom)	46,000	2,573,700
Auxilium Pharmaceuticals, Inc. (I)(L)	344,000	4,754,080
Barr Pharmaceuticals, Inc. (I)	55,000	2,943,600
BioMimetic Therapeutics, Inc. (I)	90,000	1,386,000
Cardiome Pharma Corp. (Canada) (I)	100,000	1,142,000
Cubist Pharmaceuticals, Inc. (I)(L)	100,000	1,840,000
Inspire Pharmaceuticals, Inc. (I)	100,000	646,000
Inyx, Inc (I)	847,500	1,864,500
Johnson & Johnson (V)	50,000	3,340,000
Labopharm, Inc. (Canada) (I)(L)	200,000	1,090,000
MGI Pharma, Inc. (I)(L)	191,000	3,671,020
Novartis AG, American Depositary Receipt (ADR) (Switzerland)	115,000	6,634,350
Pharmion Corp. (I)	80,000	2,548,000
Roche Holding AG (Switzerland)	45,000	8,428,033

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Schering-Plough Corp.		240,000	6,000,000
Sepracor, Inc. (I)		100,500	5,734,530
Shire Plc, (ADR) (United Kingdom)		161,000	10,220,280
Spectrum Pharmaceuticals Inc. (I)		248,000	1,597,120
Wyeth		106,000	5,237,460

Issuer		Shares	Value
Units 0.42%			$1,193,700

(Cost $1,104,000)

Health Care Supplies 0.42%			1,193,700

Oracle Healthcare Acquisition (I)		138,000	1,193,700

Issuer		Shares	Value
Warrants 0.08%			$217,500

(Cost $142,500)

Health Care Equipment 0.00%			0

Electro-Optical Sciences, Inc. (B)		6,579	0

Health Care Supplies 0.08%			217,500

Healthcare Acquisition Corp.		150,000	217,500

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 17.99%			$50,953,094

(Cost $50,953,094)

Joint Repurchase Agreement 4.14%			11,742,000

Investment in a joint repurchase agreement transaction with
Cantor Fitzgerald LP — Dated 1-31-07, due 2-1-07 (Secured
by U.S. Treasury Inflation Indexed Notes 2.000%, due 1-15-16,
2.375%, due 4-15-11, 2.500%, due 7-15-16, and 3.625%, due
1-15-08). Maturity value: $11,743,703	5.220	11,742	11,742,000

		Shares
Cash Equivalents 13.85%			39,211,094

AIM Cash Investment Trust (T)		39,211,094	39,211,094

Total investments (Cost $242,460,194)	100.00%		$283,154,402

John Hancock
Health Sciences Fund
Securities owned by the Fund on
January 31, 2007 (unaudited)

Issuer	Shares	Value
Investments sold short		$1,709,350
(Cost $1,293,861)
Pharmaceuticals		1,709,350

Bradley Pharmaceuticals, Inc. (I)	85,000	1,709,350

John Hancock
Health Sciences Fund
Footnotes to Schedule of Investments
January 31, 2007 (unaudited)

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $0 or 0% of the Fund's total investments as of January 31, 2007.

(C) Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.

(I) Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's bylaws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is shown on the direct placement table following these footnotes.

(L) All or a portion of this security is on loan as of January 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,797,430 or 4.52% of the Fund's total investments as of January 31, 2007.

(T) Represents investment of securities lending collateral.

(V) A portion of these securities have been segregated by the Fund's custodian bank to secure the Fund's outstanding short sale position.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on January 31, 2007, including short-term investments, was $242,460,194. Gross unrealized appreciation and depreciation of investments aggregated $48,002,036 and $7,307,828, respectively, resulting in net unrealized appreciation of $40,694,208.

Footnotes to Schedule of Investments - Page 1

John Hancock
Health Sciences Fund
Direct Placement Securities
January 31, 2007 (unaudited)

			Value as a
			percentage
	Acquisition	Acquisition	of Fund's	Value as of
Issuer, description	date	cost	total investments	January 31, 2007

Electo-Optical Sciences, Inc.	10-31-06	$250,002	0.07%	$208,774

Inverness Medical Innovations, Inc.	08-17-06	4,598,000	2.21%	6,265,440

Direct Placement Securities

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	24-hour automated information	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Health Sciences Fund.

280Q1 1/07
3/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: March 28, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: April 2, 2007